Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000171792
Shareholder Report [Line Items]
Fund Name	Transamerica Balanced II
Class Name	Class I3
Trading Symbol	TBLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
AssetsNet	$ 70,844,457
Holdings Count | Holding	573
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$70,844,457
Number of Portfolio Holdings	573
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.4
U.S. Government Obligations	8.8
Commercial Paper	6.4
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.5
Repurchase Agreements	1.2
Short-Term U.S. Government Obligations	1.1
Other Investment Company	0.3
Foreign Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.5
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171790
Shareholder Report [Line Items]
Fund Name	Transamerica Balanced II
Class Name	Class R
Trading Symbol	TBLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[2]
AssetsNet	$ 70,844,457
Holdings Count | Holding	573
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$70,844,457
Number of Portfolio Holdings	573
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.4
U.S. Government Obligations	8.8
Commercial Paper	6.4
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.5
Repurchase Agreements	1.2
Short-Term U.S. Government Obligations	1.1
Other Investment Company	0.3
Foreign Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.5
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021244
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class A
Trading Symbol	IDITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[3]
AssetsNet	$ 2,284,759,822
Holdings Count | Holding	586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021246
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class C
Trading Symbol	IFLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%	[4]
AssetsNet	$ 2,284,759,822
Holdings Count | Holding	586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081828
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class I
Trading Symbol	TFXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[5]
AssetsNet	$ 2,284,759,822
Holdings Count | Holding	586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021247
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[6]
AssetsNet	$ 2,284,759,822
Holdings Count | Holding	586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000234684
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class R
Trading Symbol	TAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[7]
AssetsNet	$ 2,284,759,822
Holdings Count | Holding	586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156745
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class R6
Trading Symbol	TAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[8]
AssetsNet	$ 2,284,759,822
Holdings Count | Holding	586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021200
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class A
Trading Symbol	IALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.11%	[9]
AssetsNet	$ 1,261,355,414
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021202
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class C
Trading Symbol	ILLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.88%	[10]
AssetsNet	$ 1,261,355,414
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081825
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class I
Trading Symbol	TFOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.82%	[11]
AssetsNet	$ 1,261,355,414
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021203
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.73%	[12]
AssetsNet	$ 1,261,355,414
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000234682
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class R
Trading Symbol	TAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.41%	[13]
AssetsNet	$ 1,261,355,414
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000215064
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class R6
Trading Symbol	TCPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.74%	[14]
AssetsNet	$ 1,261,355,414
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000240466
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class A
Trading Symbol	TABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[15]
AssetsNet	$ 1,704,394,857
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000240467
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class C
Trading Symbol	TABEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%	[16]
AssetsNet	$ 1,704,394,857
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000240465
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class I
Trading Symbol	TABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[17]
AssetsNet	$ 1,704,394,857
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137931
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[18]
AssetsNet	$ 1,704,394,857
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171831
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class I3
Trading Symbol	TMBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[19]
AssetsNet	$ 1,704,394,857
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171829
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class R
Trading Symbol	TMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[20]
AssetsNet	$ 1,704,394,857
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171830
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class R4
Trading Symbol	TMBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[21]
AssetsNet	$ 1,704,394,857
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000228029
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class R6
Trading Symbol	TAGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[22]
AssetsNet	$ 1,704,394,857
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000103735
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class A
Trading Symbol	EMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[23]
AssetsNet	$ 251,079,783
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000103736
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class C
Trading Symbol	EMTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%	[24]
AssetsNet	$ 251,079,783
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000103737
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class I
Trading Symbol	EMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[25]
AssetsNet	$ 251,079,783
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000103738
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class I2
Trading Symbol	IAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[26]
AssetsNet	$ 251,079,783
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156761
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class R6
Trading Symbol	TAEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[27]
AssetsNet	$ 251,079,783
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000216506
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Equity
Class Name	Class I
Trading Symbol	TEOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[28]
AssetsNet	$ 415,292,230
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$415,292,230
Number of Portfolio Holdings	64
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	30.1%
Financials	18.1
Communication Services	12.3
Consumer Discretionary	11.7
Industrials	10.1
Energy	5.1
Consumer Staples	4.3
Materials	4.2
Health Care	2.4
Real Estate	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Taiwan	20.9%
Republic of Korea	19.2
China	12.8
India	8.1
Hong Kong	5.1
United Kingdom	4.6
Brazil	3.3
Republic of South Africa	3.0
Mexico	2.7
Turkey	2.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
Samsung Electronics Co. Ltd.	7.9
Tencent Holdings Ltd.	3.8
Shinhan Financial Group Co. Ltd.	3.0
Alibaba Group Holding Ltd.	2.9
Accton Technology Corp.	2.1
Zijin Mining Group Co. Ltd., Class H	2.1
NetEase, Inc.	1.9
Georgia Capital PLC	1.8
Fairfax India Holdings Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000216505
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Equity
Class Name	Class I2
Trading Symbol	TEOJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[29]
AssetsNet	$ 415,292,230
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$415,292,230
Number of Portfolio Holdings	64
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	30.1%
Financials	18.1
Communication Services	12.3
Consumer Discretionary	11.7
Industrials	10.1
Energy	5.1
Consumer Staples	4.3
Materials	4.2
Health Care	2.4
Real Estate	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Taiwan	20.9%
Republic of Korea	19.2
China	12.8
India	8.1
Hong Kong	5.1
United Kingdom	4.6
Brazil	3.3
Republic of South Africa	3.0
Mexico	2.7
Turkey	2.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
Samsung Electronics Co. Ltd.	7.9
Tencent Holdings Ltd.	3.8
Shinhan Financial Group Co. Ltd.	3.0
Alibaba Group Holding Ltd.	2.9
Accton Technology Corp.	2.1
Zijin Mining Group Co. Ltd., Class H	2.1
NetEase, Inc.	1.9
Georgia Capital PLC	1.8
Fairfax India Holdings Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000216501
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Equity
Class Name	Class R6
Trading Symbol	TEOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%	[30]
AssetsNet	$ 415,292,230
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$415,292,230
Number of Portfolio Holdings	64
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	30.1%
Financials	18.1
Communication Services	12.3
Consumer Discretionary	11.7
Industrials	10.1
Energy	5.1
Consumer Staples	4.3
Materials	4.2
Health Care	2.4
Real Estate	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Taiwan	20.9%
Republic of Korea	19.2
China	12.8
India	8.1
Hong Kong	5.1
United Kingdom	4.6
Brazil	3.3
Republic of South Africa	3.0
Mexico	2.7
Turkey	2.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
Samsung Electronics Co. Ltd.	7.9
Tencent Holdings Ltd.	3.8
Shinhan Financial Group Co. Ltd.	3.0
Alibaba Group Holding Ltd.	2.9
Accton Technology Corp.	2.1
Zijin Mining Group Co. Ltd., Class H	2.1
NetEase, Inc.	1.9
Georgia Capital PLC	1.8
Fairfax India Holdings Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000125977
Shareholder Report [Line Items]
Fund Name	Transamerica Energy Infrastructure
Class Name	Class A
Trading Symbol	TMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.51%	[31]
AssetsNet	$ 161,457,915
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$161,457,915
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	73.7%
Master Limited Partnerships	24.3
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Williams Cos., Inc.	9.7%
Cheniere Energy, Inc.	9.1
Enterprise Products Partners LP	7.9
Energy Transfer LP	7.8
ONEOK, Inc.	5.9
Enbridge, Inc.	5.2
TC Energy Corp.	4.7
Kinder Morgan, Inc.	4.4
MPLX LP	4.3
Targa Resources Corp.	3.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000125978
Shareholder Report [Line Items]
Fund Name	Transamerica Energy Infrastructure
Class Name	Class C
Trading Symbol	TMCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.35%	[32]
AssetsNet	$ 161,457,915
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$161,457,915
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	73.7%
Master Limited Partnerships	24.3
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Williams Cos., Inc.	9.7%
Cheniere Energy, Inc.	9.1
Enterprise Products Partners LP	7.9
Energy Transfer LP	7.8
ONEOK, Inc.	5.9
Enbridge, Inc.	5.2
TC Energy Corp.	4.7
Kinder Morgan, Inc.	4.4
MPLX LP	4.3
Targa Resources Corp.	3.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000125979
Shareholder Report [Line Items]
Fund Name	Transamerica Energy Infrastructure
Class Name	Class I
Trading Symbol	TMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.28%	[33]
AssetsNet	$ 161,457,915
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$161,457,915
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	73.7%
Master Limited Partnerships	24.3
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Williams Cos., Inc.	9.7%
Cheniere Energy, Inc.	9.1
Enterprise Products Partners LP	7.9
Energy Transfer LP	7.8
ONEOK, Inc.	5.9
Enbridge, Inc.	5.2
TC Energy Corp.	4.7
Kinder Morgan, Inc.	4.4
MPLX LP	4.3
Targa Resources Corp.	3.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000125980
Shareholder Report [Line Items]
Fund Name	Transamerica Energy Infrastructure
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$67	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.18%	[34]
AssetsNet	$ 161,457,915
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$161,457,915
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	73.7%
Master Limited Partnerships	24.3
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Williams Cos., Inc.	9.7%
Cheniere Energy, Inc.	9.1
Enterprise Products Partners LP	7.9
Energy Transfer LP	7.8
ONEOK, Inc.	5.9
Enbridge, Inc.	5.2
TC Energy Corp.	4.7
Kinder Morgan, Inc.	4.4
MPLX LP	4.3
Targa Resources Corp.	3.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132297
Shareholder Report [Line Items]
Fund Name	Transamerica Floating Rate
Class Name	Class A
Trading Symbol	TFLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[35],[36]
AssetsNet	$ 243,297,708
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$243,297,708
Number of Portfolio Holdings	293
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.44 years
DurationFootnote Reference†	0.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Loan Assignments	86.9%
Corporate Debt Securities	6.9
Repurchase Agreements	5.1
Asset-Backed Securities	1.2
Exchange-Traded Funds	0.5
Common Stocks	0.4
Other Investment Company	0.3
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	1.2%
BBB	1.3
BB	21.9
B	66.7
CCC	2.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	1.5

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.0
PetSmart, Inc., 1 mo. USD Term SOFR	0.9
Bausch & Lomb Corp., 1 mo. USD Term SOFR	0.9
Flynn Restaurant Group LP, 1 mo. USD Term SOFR	0.8
Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR	0.8
Proampac PG Borrower LLC, 3 mo. USD Term SOFR	0.8
Pregis TopCo Corp., 1 mo. USD Term SOFR	0.8
Curium BidCo SARL, 3 mo. USD Term SOFR	0.7
American Auto Auction Group LLC, 3 mo. USD Term SOFR	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132298
Shareholder Report [Line Items]
Fund Name	Transamerica Floating Rate
Class Name	Class C
Trading Symbol	TFLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[37],[38]
AssetsNet	$ 243,297,708
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$243,297,708
Number of Portfolio Holdings	293
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.44 years
DurationFootnote Reference†	0.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Loan Assignments	86.9%
Corporate Debt Securities	6.9
Repurchase Agreements	5.1
Asset-Backed Securities	1.2
Exchange-Traded Funds	0.5
Common Stocks	0.4
Other Investment Company	0.3
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	1.2%
BBB	1.3
BB	21.9
B	66.7
CCC	2.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	1.5

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.0
PetSmart, Inc., 1 mo. USD Term SOFR	0.9
Bausch & Lomb Corp., 1 mo. USD Term SOFR	0.9
Flynn Restaurant Group LP, 1 mo. USD Term SOFR	0.8
Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR	0.8
Proampac PG Borrower LLC, 3 mo. USD Term SOFR	0.8
Pregis TopCo Corp., 1 mo. USD Term SOFR	0.8
Curium BidCo SARL, 3 mo. USD Term SOFR	0.7
American Auto Auction Group LLC, 3 mo. USD Term SOFR	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132299
Shareholder Report [Line Items]
Fund Name	Transamerica Floating Rate
Class Name	Class I
Trading Symbol	TFLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[39],[40]
AssetsNet	$ 243,297,708
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$243,297,708
Number of Portfolio Holdings	293
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.44 years
DurationFootnote Reference†	0.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Loan Assignments	86.9%
Corporate Debt Securities	6.9
Repurchase Agreements	5.1
Asset-Backed Securities	1.2
Exchange-Traded Funds	0.5
Common Stocks	0.4
Other Investment Company	0.3
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	1.2%
BBB	1.3
BB	21.9
B	66.7
CCC	2.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	1.5

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.0
PetSmart, Inc., 1 mo. USD Term SOFR	0.9
Bausch & Lomb Corp., 1 mo. USD Term SOFR	0.9
Flynn Restaurant Group LP, 1 mo. USD Term SOFR	0.8
Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR	0.8
Proampac PG Borrower LLC, 3 mo. USD Term SOFR	0.8
Pregis TopCo Corp., 1 mo. USD Term SOFR	0.8
Curium BidCo SARL, 3 mo. USD Term SOFR	0.7
American Auto Auction Group LLC, 3 mo. USD Term SOFR	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132300
Shareholder Report [Line Items]
Fund Name	Transamerica Floating Rate
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[41],[42]
AssetsNet	$ 243,297,708
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$243,297,708
Number of Portfolio Holdings	293
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.44 years
DurationFootnote Reference†	0.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Loan Assignments	86.9%
Corporate Debt Securities	6.9
Repurchase Agreements	5.1
Asset-Backed Securities	1.2
Exchange-Traded Funds	0.5
Common Stocks	0.4
Other Investment Company	0.3
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	1.2%
BBB	1.3
BB	21.9
B	66.7
CCC	2.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	1.5

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.0
PetSmart, Inc., 1 mo. USD Term SOFR	0.9
Bausch & Lomb Corp., 1 mo. USD Term SOFR	0.9
Flynn Restaurant Group LP, 1 mo. USD Term SOFR	0.8
Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR	0.8
Proampac PG Borrower LLC, 3 mo. USD Term SOFR	0.8
Pregis TopCo Corp., 1 mo. USD Term SOFR	0.8
Curium BidCo SARL, 3 mo. USD Term SOFR	0.7
American Auto Auction Group LLC, 3 mo. USD Term SOFR	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021252
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class A
Trading Symbol	IATXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[43]
AssetsNet	$ 239,669,711
Holdings Count | Holding	150
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021254
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class C
Trading Symbol	IMLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[44]
AssetsNet	$ 239,669,711
Holdings Count | Holding	150
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081830
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class I
Trading Symbol	TAMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[45]
AssetsNet	$ 239,669,711
Holdings Count | Holding	150
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021255
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[46]
AssetsNet	$ 239,669,711
Holdings Count | Holding	150
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171813
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class I3
Trading Symbol	TGTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[47]
AssetsNet	$ 239,669,711
Holdings Count | Holding	150
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171811
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class R2
Trading Symbol	TGRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[48]
AssetsNet	$ 239,669,711
Holdings Count | Holding	150
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171812
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class R4
Trading Symbol	TFGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[49]
AssetsNet	$ 239,669,711
Holdings Count | Holding	150
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021232
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class A
Trading Symbol	IHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[50]
AssetsNet	$ 836,024,804
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021234
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class C
Trading Symbol	INCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%	[51]
AssetsNet	$ 836,024,804
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081826
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class I
Trading Symbol	TDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[52]
AssetsNet	$ 836,024,804
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021235
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[53]
AssetsNet	$ 836,024,804
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171810
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class I3
Trading Symbol	TAHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[54]
AssetsNet	$ 836,024,804
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171808
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class R
Trading Symbol	TAHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[55]
AssetsNet	$ 836,024,804
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171809
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class R4
Trading Symbol	TAHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[56]
AssetsNet	$ 836,024,804
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156743
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class R6
Trading Symbol	TAHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[57]
AssetsNet	$ 836,024,804
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000129483
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Muni
Class Name	Class A
Trading Symbol	THAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[58]
AssetsNet	$ 178,678,093
Holdings Count | Holding	334
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$178,678,093
Number of Portfolio Holdings	334
Portfolio Turnover Rate	23%
Average MaturityFootnote Reference§	10.61 years
DurationFootnote Reference†	6.47 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	94.8%
Repurchase Agreements	3.6
Corporate Debt Securities	0.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	0.2%
AA	16.7
A	8.9
BBB	23.3
BB	6.7
NR (Not Rated)	39.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Warren County Port Authority, Revenue Bonds, Series E, 6.25%, 12/01/2055	1.3%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	1.3
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.2
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.1
District of Columbia, Revenue Bonds, 5.00%, 07/01/2039	1.1
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.1
County of Ohio Special District Excise Tax Revenue, Revenue Bonds, Series A, (AG), 5.50%, 06/01/2054	1.1
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.0
Warren County Port Authority, Revenue Bonds, Series D, 6.75%, 12/01/2058	1.0
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000129484
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Muni
Class Name	Class C
Trading Symbol	THCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%	[59]
AssetsNet	$ 178,678,093
Holdings Count | Holding	334
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$178,678,093
Number of Portfolio Holdings	334
Portfolio Turnover Rate	23%
Average MaturityFootnote Reference§	10.61 years
DurationFootnote Reference†	6.47 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	94.8%
Repurchase Agreements	3.6
Corporate Debt Securities	0.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	0.2%
AA	16.7
A	8.9
BBB	23.3
BB	6.7
NR (Not Rated)	39.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Warren County Port Authority, Revenue Bonds, Series E, 6.25%, 12/01/2055	1.3%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	1.3
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.2
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.1
District of Columbia, Revenue Bonds, 5.00%, 07/01/2039	1.1
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.1
County of Ohio Special District Excise Tax Revenue, Revenue Bonds, Series A, (AG), 5.50%, 06/01/2054	1.1
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.0
Warren County Port Authority, Revenue Bonds, Series D, 6.75%, 12/01/2058	1.0
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000129485
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Muni
Class Name	Class I
Trading Symbol	THYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[60]
AssetsNet	$ 178,678,093
Holdings Count | Holding	334
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$178,678,093
Number of Portfolio Holdings	334
Portfolio Turnover Rate	23%
Average MaturityFootnote Reference§	10.61 years
DurationFootnote Reference†	6.47 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	94.8%
Repurchase Agreements	3.6
Corporate Debt Securities	0.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	0.2%
AA	16.7
A	8.9
BBB	23.3
BB	6.7
NR (Not Rated)	39.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Warren County Port Authority, Revenue Bonds, Series E, 6.25%, 12/01/2055	1.3%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	1.3
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.2
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.1
District of Columbia, Revenue Bonds, 5.00%, 07/01/2039	1.1
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.1
County of Ohio Special District Excise Tax Revenue, Revenue Bonds, Series A, (AG), 5.50%, 06/01/2054	1.1
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.0
Warren County Port Authority, Revenue Bonds, Series D, 6.75%, 12/01/2058	1.0
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000173652
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Muni
Class Name	Class I2
Trading Symbol	THYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[61]
AssetsNet	$ 178,678,093
Holdings Count | Holding	334
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$178,678,093
Number of Portfolio Holdings	334
Portfolio Turnover Rate	23%
Average MaturityFootnote Reference§	10.61 years
DurationFootnote Reference†	6.47 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	94.8%
Repurchase Agreements	3.6
Corporate Debt Securities	0.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	0.2%
AA	16.7
A	8.9
BBB	23.3
BB	6.7
NR (Not Rated)	39.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Warren County Port Authority, Revenue Bonds, Series E, 6.25%, 12/01/2055	1.3%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	1.3
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.2
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.1
District of Columbia, Revenue Bonds, 5.00%, 07/01/2039	1.1
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.1
County of Ohio Special District Excise Tax Revenue, Revenue Bonds, Series A, (AG), 5.50%, 06/01/2054	1.1
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.0
Warren County Port Authority, Revenue Bonds, Series D, 6.75%, 12/01/2058	1.0
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137930
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class A
Trading Symbol	TIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[62],[63]
AssetsNet	$ 155,899,144
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137927
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class C
Trading Symbol	TIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[64],[65]
AssetsNet	$ 155,899,144
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137928
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class I
Trading Symbol	ITIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[66],[67]
AssetsNet	$ 155,899,144
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137929
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$26	0.53%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[68],[69]
AssetsNet	$ 155,899,144
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000244911
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class I3
Trading Symbol	TIOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$26	0.53%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[70],[71]
AssetsNet	$ 155,899,144
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000244910
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class R
Trading Symbol	TIODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$50	1.00%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[72],[73]
AssetsNet	$ 155,899,144
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000244909
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class R4
Trading Symbol	TIOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.65%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[74],[75]
AssetsNet	$ 155,899,144
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000172159
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class R6
Trading Symbol	RTIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.53%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[76],[77]
AssetsNet	$ 155,899,144
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000119592
Shareholder Report [Line Items]
Fund Name	Transamerica Intermediate Muni
Class Name	Class A
Trading Symbol	TAMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[78]
AssetsNet	$ 938,217,838
Holdings Count | Holding	841
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$938,217,838
Number of Portfolio Holdings	841
Portfolio Turnover Rate	46%
Average MaturityFootnote Reference§	7.22 years
DurationFootnote Reference†	5.65 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	95.6%
Repurchase Agreements	3.5
Corporate Debt Securities	1.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	5.3%
AA	62.0
A	15.1
BBB	8.0
BB	1.3
NR (Not Rated)	4.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.0%
California Health Facilities Financing Authority, Revenue Bonds, Series A, (AG), 5.00%, 12/01/2035	1.0
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
City of Chicago, General Obligation Unlimited, Series A, (AG), 5.00%, 01/01/2044	0.7
Illinois Finance Authority, Revenue Bonds, 4.00%, 10/15/2037	0.7
Del Valle Independent School District, General Obligation Unlimited, Series B, (PSF-GTD), 5.00%, 06/15/2026	0.7
State of Illinois, General Obligation Unlimited, Series F, 5.25%, 09/01/2046	0.6
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.6
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, (BAM), 5.50%, 07/01/2059	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000119593
Shareholder Report [Line Items]
Fund Name	Transamerica Intermediate Muni
Class Name	Class C
Trading Symbol	TCMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%	[79]
AssetsNet	$ 938,217,838
Holdings Count | Holding	841
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$938,217,838
Number of Portfolio Holdings	841
Portfolio Turnover Rate	46%
Average MaturityFootnote Reference§	7.22 years
DurationFootnote Reference†	5.65 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	95.6%
Repurchase Agreements	3.5
Corporate Debt Securities	1.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	5.3%
AA	62.0
A	15.1
BBB	8.0
BB	1.3
NR (Not Rated)	4.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.0%
California Health Facilities Financing Authority, Revenue Bonds, Series A, (AG), 5.00%, 12/01/2035	1.0
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
City of Chicago, General Obligation Unlimited, Series A, (AG), 5.00%, 01/01/2044	0.7
Illinois Finance Authority, Revenue Bonds, 4.00%, 10/15/2037	0.7
Del Valle Independent School District, General Obligation Unlimited, Series B, (PSF-GTD), 5.00%, 06/15/2026	0.7
State of Illinois, General Obligation Unlimited, Series F, 5.25%, 09/01/2046	0.6
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.6
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, (BAM), 5.50%, 07/01/2059	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000119594
Shareholder Report [Line Items]
Fund Name	Transamerica Intermediate Muni
Class Name	Class I
Trading Symbol	TIMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[80]
AssetsNet	$ 938,217,838
Holdings Count | Holding	841
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$938,217,838
Number of Portfolio Holdings	841
Portfolio Turnover Rate	46%
Average MaturityFootnote Reference§	7.22 years
DurationFootnote Reference†	5.65 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	95.6%
Repurchase Agreements	3.5
Corporate Debt Securities	1.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	5.3%
AA	62.0
A	15.1
BBB	8.0
BB	1.3
NR (Not Rated)	4.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.0%
California Health Facilities Financing Authority, Revenue Bonds, Series A, (AG), 5.00%, 12/01/2035	1.0
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
City of Chicago, General Obligation Unlimited, Series A, (AG), 5.00%, 01/01/2044	0.7
Illinois Finance Authority, Revenue Bonds, 4.00%, 10/15/2037	0.7
Del Valle Independent School District, General Obligation Unlimited, Series B, (PSF-GTD), 5.00%, 06/15/2026	0.7
State of Illinois, General Obligation Unlimited, Series F, 5.25%, 09/01/2046	0.6
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.6
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, (BAM), 5.50%, 07/01/2059	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000173651
Shareholder Report [Line Items]
Fund Name	Transamerica Intermediate Muni
Class Name	Class I2
Trading Symbol	TIMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[81]
AssetsNet	$ 938,217,838
Holdings Count | Holding	841
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$938,217,838
Number of Portfolio Holdings	841
Portfolio Turnover Rate	46%
Average MaturityFootnote Reference§	7.22 years
DurationFootnote Reference†	5.65 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	95.6%
Repurchase Agreements	3.5
Corporate Debt Securities	1.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	5.3%
AA	62.0
A	15.1
BBB	8.0
BB	1.3
NR (Not Rated)	4.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.0%
California Health Facilities Financing Authority, Revenue Bonds, Series A, (AG), 5.00%, 12/01/2035	1.0
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
City of Chicago, General Obligation Unlimited, Series A, (AG), 5.00%, 01/01/2044	0.7
Illinois Finance Authority, Revenue Bonds, 4.00%, 10/15/2037	0.7
Del Valle Independent School District, General Obligation Unlimited, Series B, (PSF-GTD), 5.00%, 06/15/2026	0.7
State of Illinois, General Obligation Unlimited, Series F, 5.25%, 09/01/2046	0.6
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.6
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, (BAM), 5.50%, 07/01/2059	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000095924
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class A
Trading Symbol	TRWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%	[82]
AssetsNet	$ 4,208,188,321
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000095925
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class C
Trading Symbol	TRWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.88%	[83]
AssetsNet	$ 4,208,188,321
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000095926
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class I
Trading Symbol	TSWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[84]
AssetsNet	$ 4,208,188,321
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000095927
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class I2
Trading Symbol	TRWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[85]
AssetsNet	$ 4,208,188,321
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171816
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class I3
Trading Symbol	TRWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[86]
AssetsNet	$ 4,208,188,321
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171814
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class R
Trading Symbol	TRWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[87]
AssetsNet	$ 4,208,188,321
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171815
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class R4
Trading Symbol	TRWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[88]
AssetsNet	$ 4,208,188,321
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156759
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class R6
Trading Symbol	TAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[89]
AssetsNet	$ 4,208,188,321
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000198978
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus
Class Name	Class A
Trading Symbol	TGRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%	[90]
AssetsNet	$ 399,776,715
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$399,776,715
Number of Portfolio Holdings	31
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.0%
Industrials	20.5
Consumer Discretionary	12.8
Consumer Staples	11.4
Health Care	9.6
Financials	9.4
Communication Services	5.3
Materials	3.9
Repurchase Agreements	3.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	23.3%
Canada	9.5
France	8.1
Taiwan	7.5
Switzerland	7.0
United States	6.4
United Kingdom	5.9
Netherlands	5.7
Germany	5.1
Hong Kong	4.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
Ajinomoto Co., Inc.	5.0
Hoya Corp.	4.7
Safran SA	4.6
AIA Group Ltd.	4.1
ITOCHU Corp.	4.1
Linde PLC	3.9
SK Hynix, Inc.	3.7
Keyence Corp.	3.6
Pan Pacific International Holdings Corp.	3.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000198980
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus
Class Name	Class I
Trading Symbol	TGRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[91]
AssetsNet	$ 399,776,715
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$399,776,715
Number of Portfolio Holdings	31
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.0%
Industrials	20.5
Consumer Discretionary	12.8
Consumer Staples	11.4
Health Care	9.6
Financials	9.4
Communication Services	5.3
Materials	3.9
Repurchase Agreements	3.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	23.3%
Canada	9.5
France	8.1
Taiwan	7.5
Switzerland	7.0
United States	6.4
United Kingdom	5.9
Netherlands	5.7
Germany	5.1
Hong Kong	4.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
Ajinomoto Co., Inc.	5.0
Hoya Corp.	4.7
Safran SA	4.6
AIA Group Ltd.	4.1
ITOCHU Corp.	4.1
Linde PLC	3.9
SK Hynix, Inc.	3.7
Keyence Corp.	3.6
Pan Pacific International Holdings Corp.	3.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021184
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[92]
AssetsNet	$ 399,776,715
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$399,776,715
Number of Portfolio Holdings	31
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.0%
Industrials	20.5
Consumer Discretionary	12.8
Consumer Staples	11.4
Health Care	9.6
Financials	9.4
Communication Services	5.3
Materials	3.9
Repurchase Agreements	3.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	23.3%
Canada	9.5
France	8.1
Taiwan	7.5
Switzerland	7.0
United States	6.4
United Kingdom	5.9
Netherlands	5.7
Germany	5.1
Hong Kong	4.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
Ajinomoto Co., Inc.	5.0
Hoya Corp.	4.7
Safran SA	4.6
AIA Group Ltd.	4.1
ITOCHU Corp.	4.1
Linde PLC	3.9
SK Hynix, Inc.	3.7
Keyence Corp.	3.6
Pan Pacific International Holdings Corp.	3.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000198983
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus
Class Name	Class R6
Trading Symbol	TGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[93]
AssetsNet	$ 399,776,715
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$399,776,715
Number of Portfolio Holdings	31
Portfolio Turnover Rate	26%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.0%
Industrials	20.5
Consumer Discretionary	12.8
Consumer Staples	11.4
Health Care	9.6
Financials	9.4
Communication Services	5.3
Materials	3.9
Repurchase Agreements	3.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	23.3%
Canada	9.5
France	8.1
Taiwan	7.5
Switzerland	7.0
United States	6.4
United Kingdom	5.9
Netherlands	5.7
Germany	5.1
Hong Kong	4.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
Ajinomoto Co., Inc.	5.0
Hoya Corp.	4.7
Safran SA	4.6
AIA Group Ltd.	4.1
ITOCHU Corp.	4.1
Linde PLC	3.9
SK Hynix, Inc.	3.7
Keyence Corp.	3.6
Pan Pacific International Holdings Corp.	3.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122145
Shareholder Report [Line Items]
Fund Name	Transamerica International Small Cap Value
Class Name	Class I
Trading Symbol	TISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[94]
AssetsNet	$ 844,696,082
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$844,696,082
Number of Portfolio Holdings	112
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	27.4%
Financials	18.8
Information Technology	13.1
Consumer Discretionary	10.0
Communication Services	6.2
Energy	5.9
Consumer Staples	5.0
Materials	4.9
Health Care	3.9
Real Estate	2.9
Other Investment Company	1.1
Preferred Stocks	0.8
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	31.7%
United Kingdom	12.9
France	8.3
Netherlands	5.2
Australia	5.2
Germany	5.1
Norway	4.9
Ireland	3.9
Republic of Korea	3.2
Italy	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of Ireland Group PLC	3.6%
Van Lanschot Kempen NV	2.8
Eugene Technology Co. Ltd.	2.7
Horiba Ltd.	2.3
Swissquote Group Holding SA	2.2
IG Group Holdings PLC	2.1
Fuji Corp.	1.8
Elis SA	1.8
Aker ASA, Class A	1.8
CKD Corp.	1.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122146
Shareholder Report [Line Items]
Fund Name	Transamerica International Small Cap Value
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[95]
AssetsNet	$ 844,696,082
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$844,696,082
Number of Portfolio Holdings	112
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	27.4%
Financials	18.8
Information Technology	13.1
Consumer Discretionary	10.0
Communication Services	6.2
Energy	5.9
Consumer Staples	5.0
Materials	4.9
Health Care	3.9
Real Estate	2.9
Other Investment Company	1.1
Preferred Stocks	0.8
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	31.7%
United Kingdom	12.9
France	8.3
Netherlands	5.2
Australia	5.2
Germany	5.1
Norway	4.9
Ireland	3.9
Republic of Korea	3.2
Italy	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of Ireland Group PLC	3.6%
Van Lanschot Kempen NV	2.8
Eugene Technology Co. Ltd.	2.7
Horiba Ltd.	2.3
Swissquote Group Holding SA	2.2
IG Group Holdings PLC	2.1
Fuji Corp.	1.8
Elis SA	1.8
Aker ASA, Class A	1.8
CKD Corp.	1.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000250399
Shareholder Report [Line Items]
Fund Name	Transamerica International Small Cap Value
Class Name	Class R6
Trading Symbol	TSLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[96]
AssetsNet	$ 844,696,082
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$844,696,082
Number of Portfolio Holdings	112
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	27.4%
Financials	18.8
Information Technology	13.1
Consumer Discretionary	10.0
Communication Services	6.2
Energy	5.9
Consumer Staples	5.0
Materials	4.9
Health Care	3.9
Real Estate	2.9
Other Investment Company	1.1
Preferred Stocks	0.8
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	31.7%
United Kingdom	12.9
France	8.3
Netherlands	5.2
Australia	5.2
Germany	5.1
Norway	4.9
Ireland	3.9
Republic of Korea	3.2
Italy	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of Ireland Group PLC	3.6%
Van Lanschot Kempen NV	2.8
Eugene Technology Co. Ltd.	2.7
Horiba Ltd.	2.3
Swissquote Group Holding SA	2.2
IG Group Holdings PLC	2.1
Fuji Corp.	1.8
Elis SA	1.8
Aker ASA, Class A	1.8
CKD Corp.	1.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000200975
Shareholder Report [Line Items]
Fund Name	Transamerica International Stock
Class Name	Class A
Trading Symbol	TIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.07%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%	[97],[98]
AssetsNet	$ 1,021,790,059
Holdings Count | Holding	143
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,790,059
Number of Portfolio Holdings	143
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	26.3%
Industrials	18.4
Information Technology	12.4
Health Care	11.9
Consumer Staples	6.4
Utilities	4.7
Consumer Discretionary	4.2
Energy	4.1
Communication Services	3.7
Materials	3.4
Real Estate	1.6
Repurchase Agreements	1.8
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	27.0%
United Kingdom	17.1
Germany	9.2
France	8.8
Switzerland	7.2
Netherlands	5.8
Spain	5.1
Australia	4.5
Italy	3.0
Denmark	2.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.2%
HSBC Holdings PLC	2.2
Banco Santander SA	1.9
UBS Group AG	1.6
Iberdrola SA	1.6
Rolls-Royce Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd., ADR	1.5
Barclays PLC	1.5
Marubeni Corp.	1.4
Siemens AG	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000200976
Shareholder Report [Line Items]
Fund Name	Transamerica International Stock
Class Name	Class I
Trading Symbol	TIHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.84%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[99],[100]
AssetsNet	$ 1,021,790,059
Holdings Count | Holding	143
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,790,059
Number of Portfolio Holdings	143
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	26.3%
Industrials	18.4
Information Technology	12.4
Health Care	11.9
Consumer Staples	6.4
Utilities	4.7
Consumer Discretionary	4.2
Energy	4.1
Communication Services	3.7
Materials	3.4
Real Estate	1.6
Repurchase Agreements	1.8
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	27.0%
United Kingdom	17.1
Germany	9.2
France	8.8
Switzerland	7.2
Netherlands	5.8
Spain	5.1
Australia	4.5
Italy	3.0
Denmark	2.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.2%
HSBC Holdings PLC	2.2
Banco Santander SA	1.9
UBS Group AG	1.6
Iberdrola SA	1.6
Rolls-Royce Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd., ADR	1.5
Barclays PLC	1.5
Marubeni Corp.	1.4
Siemens AG	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000200978
Shareholder Report [Line Items]
Fund Name	Transamerica International Stock
Class Name	Class I2
Trading Symbol	TIHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.74%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[101],[102]
AssetsNet	$ 1,021,790,059
Holdings Count | Holding	143
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,790,059
Number of Portfolio Holdings	143
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	26.3%
Industrials	18.4
Information Technology	12.4
Health Care	11.9
Consumer Staples	6.4
Utilities	4.7
Consumer Discretionary	4.2
Energy	4.1
Communication Services	3.7
Materials	3.4
Real Estate	1.6
Repurchase Agreements	1.8
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	27.0%
United Kingdom	17.1
Germany	9.2
France	8.8
Switzerland	7.2
Netherlands	5.8
Spain	5.1
Australia	4.5
Italy	3.0
Denmark	2.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.2%
HSBC Holdings PLC	2.2
Banco Santander SA	1.9
UBS Group AG	1.6
Iberdrola SA	1.6
Rolls-Royce Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd., ADR	1.5
Barclays PLC	1.5
Marubeni Corp.	1.4
Siemens AG	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000200977
Shareholder Report [Line Items]
Fund Name	Transamerica International Stock
Class Name	Class R6
Trading Symbol	TIHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.74%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[103],[104]
AssetsNet	$ 1,021,790,059
Holdings Count | Holding	143
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,790,059
Number of Portfolio Holdings	143
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	26.3%
Industrials	18.4
Information Technology	12.4
Health Care	11.9
Consumer Staples	6.4
Utilities	4.7
Consumer Discretionary	4.2
Energy	4.1
Communication Services	3.7
Materials	3.4
Real Estate	1.6
Repurchase Agreements	1.8
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
Japan	27.0%
United Kingdom	17.1
Germany	9.2
France	8.8
Switzerland	7.2
Netherlands	5.8
Spain	5.1
Australia	4.5
Italy	3.0
Denmark	2.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.2%
HSBC Holdings PLC	2.2
Banco Santander SA	1.9
UBS Group AG	1.6
Iberdrola SA	1.6
Rolls-Royce Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd., ADR	1.5
Barclays PLC	1.5
Marubeni Corp.	1.4
Siemens AG	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus

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